Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 108,490	$ 45,075
Accounts receivable and others (note 7)	1,068	4,081
Inventories (note 8)		9,377
Prepaids	5,071	14,486
Total current assets	114,629	73,019
Other long-term assets (note 9)	362	1,353
Capital assets (note 10)	5,483	18,791
Right-of-use assets (note 11)	1,609	8,557
Intangible assets (note 12)	3,516	15,492
Deferred tax assets (note 26)	454	572
Total assets	126,053	117,784
Current liabilities
Accounts payable and accrued liabilities (note 13)	7,343	16,835
Current portion of lease liabilities (note 14)	7,194	6,946
Current portion of provisions (note 15)	3,957
Total current liabilities	18,494	23,781
Long-term portion of lease liabilities (note 14)	15,277	26,506
Provisions (note 15)	18,238
Warrant liability (note 16)	1,754	11,640
Long-term debt (note 17)	38,311	40,532
Other long-term liabilities (note 18)	98	313
Total liabilities	92,172	102,772
EQUITY
Share capital (note 19a)	979,849	977,261
Contributed surplus (note 19b)	44,109	39,877
Warrants (note 19c)	95,856	95,856
Accumulated other comprehensive loss	(3,010)	(3,030)
Accumulated other comprehensive income of disposal group held for sale		184
Deficit	(1,074,167)	(1,087,049)
Equity attributable to owners of the parent	42,637	23,099
Non-controlling interests (note 20)	(8,756)	(8,087)
Total equity	33,881	15,012
Total liabilities and equity	$ 126,053	$ 117,784